Note 4. Inventories (Notes)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES
Inventories consist of the following:

	As of December 31,
	2014	2013
In millions
Raw materials and supplies	$67.8	$114.7
Goods and work-in-process	101.1	98.8
Finished goods	57.5	34.9
Total inventories	$226.4	$248.4

Solar Energy segment inventories of $104.3 million and $62.3 million at December 31, 2014 and 2013, respectively, consist of raw materials and supplies, goods and work-in-process, and finished goods not allocated to a solar energy system. Included in the table above at December 31, 2014, was $20.1 million of Semiconductor Materials finished goods inventory held on consignment, compared to $22.9 million at December 31, 2013.
During the years ended December 31, 2014, and 2013, we recorded lower of cost or market charges totaling $7.3 million and $18.5 million respectively, to raw materials and supplies, goods and work-in- process, and finished goods, primarily related to adverse solar market pricing conditions.